Stock-Based Compensation (Details)	6 Months Ended
Jun. 30, 2026 USD ($) shares
Stock-Based Compensation [Line Items]
Liability classified stock options (in Dollars) | $	$ 278,057
Number of ordinary shares	96,531
Number of ordinary shares creation and delivery	1,492,005
Equity Classified Options [Member]
Stock-Based Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value (in Dollars) | $	$ 4,247,067
Employees and Board [Member]
Stock-Based Compensation [Line Items]
Options granted	1,179,670
Ordinary shares exercised	45,000
External Advisors [Member]
Stock-Based Compensation [Line Items]
Options granted	6,000
Board Members, Employees and External Advisors [Member]
Stock-Based Compensation [Line Items]
Value of options granted (in Dollars) | $	$ 3,969,010
Ordinary Shares [member]
Stock-Based Compensation [Line Items]
Options granted	1,230,670
Exercisable shares	1
Ordinary shares exercised	1,588,536
Class F Shares [Member]
Stock-Based Compensation [Line Items]
Options granted